CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Cash flows from operating activities:
Net loss	$ (22,749)	$ (35,250)	$ (43,996)	$ (36,592)	$ (41,447)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	2,081	2,516	4,794	7,363	11,741
Paid-in-kind interest	15,596	3,326	10,072	6,551	6,423
Bad debt expense		250	250	367	802
Amortization of debt issuance costs	6,181	5,349	11,449	10,571	10,421
Incentive and stock-based compensation	773	1,696	1,901	2,065	1,310
Loss (gain) on debt extinguishment			1,244	(3,913)	0
Change in warrant fair value	5,275		(9,894)	0	0
Deferred income taxes	3,487	3,487	6,974	6,974	6,974
Other losses (gains)	8	90	(700)	(151)	(95)
Changes in assets and liabilities:
Accounts receivable	13,110	7,366	859	2,323	4,269
Other assets	(836)	(1,742)	(1,568)	733	4,122
Trade accounts payable	14,757	5,031	(6,089)	16,829	(7,562)
Accrued liabilities	571	5,939	19,086	(4,122)	16,513
Interest payable	(1,358)	487	(14,782)	100	266
Other liabilities	(575)	(1,659)	(2,877)	1,685	(1,056)
Net cash (used in) provided by operating activities	36,321	(3,114)	(23,277)	10,783	12,681
Cash flows from investing activities:
Capital expenditures	(578)	(488)	(1,182)	(1,869)	(2,731)
Asset sales proceeds			1,596	0	0
Net cash provided by (used in) investing activities	(578)	(488)	414	(1,869)	(2,731)
Cash flows from financing activities:
Payment of debt issue costs		(1,500)	(30,505)	0	0
Repurchase of secured notes			(338,959)	0	0
Repayment of first lien notes	(8,375)		(4,188)
Retirement / Repurchase of unsecured notes			0	(6,030)	0
Revolver borrowings	7,575	25,000	78,000	16,461	26,000
Revolver repayments	(5,000)	(25,000)	(35,000)	(16,461)	(26,000)
Loan to ESOP Trust	(234)	(855)	(855)	(1,907)	(477)
ESOP loan repayment		855	855	1,907	477
Redeemable common stock purchased from ESOP Trust	(36)	(1,798)	(2,285)	(6,664)	(4,843)
Redeemable common stock sold to ESOP Trust		934	934	2,166	1,302
Net cash used in financing activities	(30,084)	(2,364)	7,982	(10,528)	(3,541)
Net increase (decrease) in cash and cash equivalents	5,659	(5,966)	(14,881)	(1,614)	6,409
Cash and cash equivalents at beginning of period	10,732	25,613	25,613	27,227	20,818
Cash and cash equivalents at end of period	16,391	19,647	10,732	25,613	27,227
Supplemental disclosure of cash flow information:
Cash paid for interest	21,753	29,102	75,000	58,460	57,755
Cash paid (received) for taxes	5		11	2	0
Non-cash investing and financing activities:
Common stock issued to ESOP Trust in satisfaction of employer contribution liability			14,145	13,757	13,732
Landlord funded leasehold improvements	75	0	60	493	1,841
Paid in kind notes issued	16,250	$ 3,298
Common Stock [Member] | Debt Refinance [Member]
Non-cash investing and financing activities:
Value of stock/warrants			16,412	0	0
Preferred Stock [Member] | Debt Refinance [Member]
Non-cash investing and financing activities:
Value of stock/warrants			2,339	0	0
Senior Notes [Member]
Cash flows from financing activities:
Retirement / Repurchase of unsecured notes	(24,014)		(4,876)	0	0
First Lien Term Loan, Tranche A [Member]
Cash flows from financing activities:
Proceeds from sale of loans			107,800	0	0
First Lien Term Loan, Tranche B [Member]
Cash flows from financing activities:
Proceeds from sale of loans			169,200	0	0
Second Lien Term Loans [Member]
Cash flows from financing activities:
Proceeds from sale of loans			66,150	0	0
Third Lien Notes [Member]
Cash flows from financing activities:
Proceeds from sale of loans			1,711	0	0
Third Lien Notes [Member] | Debt Refinance [Member]
Non-cash investing and financing activities:
Unsecured Notes exchanged for Third Lien Notes			208,135	0	0
First Lien Notes [Member]
Cash flows from financing activities:
Repayment of first lien notes	$ (8,375)		$ (4,188)	$ 0	$ 0